Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 501,067,475.62
Previously Paid Amount	0.00
Total Fee Amount	69,197.42
Total Offset Amount	0.00
Net Fee	$ 69,197.42
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false